Accounts receivable, net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts receivable	$ 3,586		$ 5,089
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 138,778		¥ 153,585
Current
Accounts receivable	1,495		4,485
1 - 30 days past due
Accounts receivable	41		200
31 - 60 days past due
Accounts receivable	1,343		38
61 - 90 days past due
Accounts receivable	99		17
Greater than or equal to 91 days
Accounts receivable	608		349
Past due
Accounts receivable	$ 2,091		$ 604
Within 1 year | ZHEJIANG TIANLAN
Accounts receivable | ¥		96,456		119,233
1 year - 2 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		30,252		21,182
2 years - 3 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		6,260		9,492
3 years - 4 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		5,179		3,225
4 years - 5 years | ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 631		¥ 453